UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus MidCap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/13

1

FORM N-Q

Item 1.                        Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2013 (Unaudited)

Common Stocks--97.7%	Shares		Value ($)
Automobiles & Components--.4%
Gentex	310,195		5,934,030
Thor Industries	94,011		3,955,983
			9,890,013
Banks--4.4%
Associated Banc-Corp	376,362		5,370,686
Astoria Financial	183,796		1,790,173
BancorpSouth	182,741		2,649,744
Bank of Hawaii	98,055	a	4,715,465
Cathay General Bancorp	157,357		3,054,299
City National	101,578		5,379,571
Commerce Bancshares	168,084		6,311,554
Cullen/Frost Bankers	132,547		7,805,693
East West Bancorp	305,015		7,152,602
First Niagara Financial Group	769,725		6,034,644
FirstMerit	235,680	a	3,589,406
Fulton Financial	428,278		4,663,947
Hancock Holding	185,150		5,595,233
International Bancshares	115,391		2,255,894
New York Community Bancorp	955,726		12,758,942
Prosperity Bancshares	93,787		4,230,732
Signature Bank	100,407	b	7,423,090
SVB Financial Group	96,990	b	6,437,226
Synovus Financial	1,681,469		4,338,190
TCF Financial	347,224		4,743,080
Trustmark	139,469		3,225,918
Valley National Bancorp	432,001	a	4,229,290
Washington Federal	234,454		4,124,046
Webster Financial	179,289		3,989,180
Westamerica Bancorporation	60,101	a	2,669,686
			124,538,291
Capital Goods--11.5%
Acuity Brands	92,475		6,362,280
Aecom Technology	235,629	b	6,025,034
AGCO	210,085		11,134,505
Alliant Techsystems	70,111		4,537,584
AMETEK	527,548		21,624,193

B/E Aerospace	226,478	b	11,661,352
Carlisle	136,510		8,757,116
CLARCOR	108,830		5,491,562
Crane	105,856		5,322,440
Donaldson	293,369		11,033,608
Esterline Technologies	66,520	b	4,416,263
Exelis	408,581		4,490,305
Fortune Brands Home & Security	350,140	b	11,463,584
Gardner Denver	105,257		7,406,935
GATX	102,563		4,856,358
General Cable	107,846	b	3,625,783
Graco	132,066		7,554,175
Granite Construction	74,785		2,719,183
Harsco	175,410		4,471,201
Hubbell, Cl. B	116,358		10,594,396
Huntington Ingalls Industries	108,287		4,797,114
IDEX	181,816		9,070,800
ITT	203,455		5,224,724
KBR	319,183		9,964,893
Kennametal	171,967		7,052,367
Lennox International	99,767		5,737,600
Lincoln Electric Holdings	182,147		9,823,188
MSC Industrial Direct, Cl. A	101,247		8,010,663
Nordson	123,195		8,330,446
Oshkosh	200,054	b	7,838,116
Regal-Beloit	96,448		7,152,584
Shaw Group	144,043	b	6,816,115
SPX	110,385		8,238,033
Terex	238,527	b	7,723,504
Timken	173,589		9,306,106
Trinity Industries	173,597		6,891,801
Triumph Group	108,910		7,663,997
United Rentals	199,232	b	10,085,124
URS	167,789		6,959,888
Valmont Industries	50,308		7,330,882
Wabtec	103,802		9,717,943
Watsco	63,350		4,773,423
Woodward	129,928		4,990,534
			327,047,702
Commercial & Professional Services--2.8%
Brink's	104,815		3,125,583
Clean Harbors	114,684	b	6,375,284
Copart	232,258	b	8,340,385

Corporate Executive Board	73,133		3,664,695
Corrections Corp. of America	218,198		8,267,522
Deluxe	111,017		4,084,315
FTI Consulting	89,339	b	2,903,517
Herman Miller	124,153		3,066,579
HNI	99,603	a	3,144,467
Manpower	172,817		8,900,075
Mine Safety Appliances	68,284		3,156,086
R.R. Donnelley & Sons	390,937	a	3,596,620
Rollins	144,121		3,562,671
Towers Watson & Co., Cl. A	122,956		7,510,152
Waste Connections	266,762		9,608,767
			79,306,718
Consumer Durables & Apparel--4.5%
Carter's	109,923	b	6,620,662
Deckers Outdoor	77,099	a,b	3,080,105
Hanesbrands	212,894	b	7,979,267
Jarden	159,789	b	9,401,985
KB Home	164,596	a	3,138,846
M.D.C Holdings	83,758		3,293,365
Mohawk Industries	126,244	b	12,833,965
NVR	9,987	b	10,283,214
Polaris Industries	138,695		12,078,948
PVH	153,518		18,248,685
Tempur-Pedic International	127,879	a,b	4,982,166
Toll Brothers	325,997	b	12,208,588
Tupperware Brands	121,207		9,235,973
Under Armour, Cl. A	168,406	a,b	8,566,813
Warnaco Group	87,840	b	6,430,766
			128,383,348
Consumer Services--2.1%
Bally Technologies	89,049	b	4,288,600
Bob Evans Farms	62,967		2,787,549
Brinker International	158,860		5,201,076
Cheesecake Factory	107,308		3,558,333
DeVry	123,711	a	3,113,806
International Speedway, Cl. A	54,867		1,503,904
Life Time Fitness	86,019	b	4,363,744
Matthews International, Cl. A	63,953		2,095,100
Panera Bread, Cl. A	61,335	b	9,801,946
Regis	126,946	a	2,253,292
Scientific Games, Cl. A	128,931	b	1,146,197
Service Corporation International	467,210		6,975,445

Sotheby's	146,654		5,267,812
Strayer Education	25,713	a	1,463,070
Wendy's	633,250	a	3,254,905
WMS Industries	121,820	b	3,015,045
			60,089,824
Diversified Financials--3.1%
Affiliated Managers Group	111,765	b	16,086,336
Apollo Investment	444,567		4,001,103
CBOE Holdings	188,337		6,380,858
Eaton Vance	249,130		9,018,506
Federated Investors, Cl. B	202,811	a	4,798,508
Greenhill & Co.	57,494	a	3,386,397
Janus Capital Group	410,310		3,815,883
Jefferies Group	275,320		5,487,128
MSCI	265,645	b	8,962,862
Raymond James Financial	243,592		10,871,511
SEI Investments	290,936		7,843,635
Waddell & Reed Financial, Cl. A	187,319		7,436,564
			88,089,291
Energy--6.0%
Alpha Natural Resources	472,966	b	4,190,479
Arch Coal	465,016	a	3,310,914
Atwood Oceanics	122,554	b	6,467,175
Bill Barrett	105,880	b	1,690,904
CARBO Ceramics	43,046	a	3,448,415
Cimarex Energy	187,242		11,957,274
Dresser-Rand Group	164,892	b	10,066,657
Dril-Quip	78,190	b	6,340,427
Energen	157,223		7,568,715
Forest Oil	260,479	b	1,812,934
Helix Energy Solutions Group	210,339	b	4,989,241
HollyFrontier	439,969		22,975,181
Northern Oil and Gas	127,155	a,b	2,103,144
Oceaneering International	233,425		14,754,794
Oil States International	119,285	b	9,254,130
Patterson-UTI Energy	330,944	a	6,731,401
Plains Exploration & Production	280,960	b	13,415,840
Quicksilver Resources	255,567	a,b	700,254
Rosetta Resources	113,853	b	6,036,486
SM Energy	142,062		8,262,326
Superior Energy Services	338,855	b	8,461,209
Tidewater	107,087		5,265,468
Unit	92,940	b	4,473,202

World Fuel Services	157,400		6,785,514
			171,062,084
Food & Staples Retailing--.4%
Harris Teeter Supermarkets	105,135		4,362,051
SUPERVALU	456,673	a	1,785,591
United Natural Foods	102,331	b	5,523,827
			11,671,469
Food, Beverage & Tobacco--1.9%
Flowers Foods	251,642		6,764,137
Green Mountain Coffee Roasters	268,698	a,b	12,233,820
Hillshire Brands	264,710		8,200,716
Ingredion	166,001		10,967,686
Lancaster Colony	42,053		3,005,107
Post Holdings	70,158	b	2,665,302
Smithfield Foods	272,703	b	6,356,707
Tootsie Roll Industries	44,259	a	1,199,419
Universal	50,428	a	2,742,275
			54,135,169
Health Care Equipment & Services--5.8%
Allscripts Healthcare Solutions	368,132	b	4,078,903
Community Health Systems	198,645		7,614,063
Cooper	103,306		10,470,063
Health Management Associates, Cl.
A	560,812	b	5,854,877
Health Net	179,650	b	4,886,480
Henry Schein	192,628	b	16,631,502
Hill-Rom Holdings	133,252		4,421,301
HMS Holdings	188,642	b	5,142,381
Hologic	576,277	b	13,738,444
IDEXX Laboratories	118,757	b	11,306,854
LifePoint Hospitals	106,921	b	4,673,517
Masimo	111,798		2,269,499
MEDNAX	108,410	b	9,275,560
Omnicare	242,946		9,462,747
Owens & Minor	136,944	a	4,191,856
ResMed	310,160	a	13,585,008
STERIS	126,563		4,775,222
Teleflex	88,257		6,619,275
Thoratec	126,337	b	4,615,091
Universal Health Services, Cl. B	192,180		10,885,075
VCA Antech	192,102	b	4,149,403
WellCare Health Plans	94,175	b	4,775,614
			163,422,735

Household & Personal Products--1.0%
Church & Dwight	302,903		17,504,764
Energizer Holdings	134,944		11,741,477
			29,246,241
Insurance--4.5%
Alleghany	36,854	b	13,289,184
American Financial Group	164,988		7,021,889
Arthur J. Gallagher & Co.	269,323		9,951,485
Aspen Insurance Holdings	153,357		5,231,007
Brown & Brown	256,368		7,009,101
Everest Re Group	112,754		13,058,041
Fidelity National Financial, Cl. A	459,110		11,523,661
First American Financial	232,279		5,549,145
Hanover Insurance Group	97,427		4,049,066
HCC Insurance Holdings	218,170		8,438,816
Kemper	117,250		3,905,597
Mercury General	78,683		3,115,847
Old Republic International	518,568		5,911,675
Protective Life	172,020		5,442,713
Reinsurance Group of America	160,605		9,217,121
StanCorp Financial Group	95,375		3,709,134
W.R. Berkley	242,003		9,963,264
			126,386,746
Materials--6.8%
Albemarle	194,915		11,950,239
AptarGroup	145,208		7,482,568
Ashland	159,069		12,488,507
Cabot	127,877		4,786,436
Carpenter Technology	96,532		5,051,520
Commercial Metals	247,719		4,124,521
Compass Minerals International	72,302		5,209,359
Cytec Industries	100,480		7,365,184
Domtar	77,158		6,421,860
Greif, Cl. A	65,411		3,073,009
Intrepid Potash	114,855		2,676,121
Louisiana-Pacific	297,488	b	5,780,192
Martin Marietta Materials	98,888	a	9,763,212
Minerals Technologies	78,737		3,257,350
NewMarket	23,419		5,975,592
Olin	174,264		4,053,381
Packaging Corporation of America	213,991		8,223,674
Reliance Steel & Aluminum	162,174		10,495,901
Rock-Tenn, Cl. A	154,099		12,166,116

Royal Gold	140,950		10,524,737
RPM International	287,575		8,975,216
Scotts Miracle-Gro, Cl. A	82,812		3,620,541
Sensient Technologies	107,487		4,095,255
Silgan Holdings	107,789		4,624,148
Sonoco Products	219,546		6,803,731
Steel Dynamics	473,284		7,198,650
Valspar	183,864		12,186,506
Worthington Industries	113,521		3,119,557
			191,493,083
Media--1.2%
AMC Networks, Cl. A	124,682	b	7,103,134
Cinemark Holdings	223,338		6,284,731
DreamWorks Animation SKG, Cl. A	157,177	a,b	2,736,452
John Wiley & Sons, Cl. A	100,713		3,857,308
Lamar Advertising, Cl. A	118,387	b	5,048,022
Meredith	77,445	a	2,808,156
New York Times, Cl. A	264,610	b	2,344,445
Scholastic	57,786		1,713,933
Valassis Communications	85,468	a	2,398,232
			34,294,413
Pharmaceuticals, Biotech & Life Sciences--3.5%
Bio-Rad Laboratories, Cl. A	43,931	b	4,998,908
Charles River Laboratories
International	106,259	b	4,390,622
Covance	119,407	b	7,965,641
Endo Health Solutions	252,573	b	7,996,461
Mettler-Toledo International	66,609	b	14,156,411
Regeneron Pharmaceuticals	162,880	b	28,331,347
Techne	74,404		5,333,279
United Therapeutics	103,352	b	5,569,639
Vertex Pharmaceuticals	469,223	b	21,011,806
			99,754,114
Real Estate--9.9%
Alexander & Baldwin	90,650	b	3,045,840
Alexandria Real Estate Equities	136,764	c	9,915,390
American Campus Communities	226,727	c	10,558,676
BioMed Realty Trust	333,224	c	6,781,108
BRE Properties	167,441	c	8,519,398
Camden Property Trust	182,010	c	12,629,674
Corporate Office Properties Trust	171,046	c	4,525,877
Duke Realty	674,732	c	10,397,620
Equity One	135,126	c	3,055,199

Essex Property Trust	79,290	c	12,193,216
Extra Space Storage	221,579	c	8,827,707
Federal Realty Investment Trust	139,517	c	14,767,874
Highwoods Properties	169,744	c	6,110,784
Home Properties	110,833	c	6,812,905
Hospitality Properties Trust	267,487	c	6,746,022
Jones Lang LaSalle	96,050		8,850,047
Liberty Property Trust	256,108	c	10,031,750
Macerich	295,812	c	17,665,893
Mack-Cali Realty	179,300	c	4,871,581
National Retail Properties	235,974	a,c	7,555,887
Omega Healthcare Investors	242,224	a,c	6,191,245
Potlatch	88,423	c	3,836,674
Rayonier	267,240	a,c	14,388,202
Realty Income	387,889	a,c	16,942,992
Regency Centers	195,952	c	9,764,288
Senior Housing Properties Trust	404,812	c	9,751,921
SL Green Realty	196,167	c	15,767,903
Taubman Centers	134,368	c	10,950,992
UDR	544,591	c	13,010,279
Weingarten Realty Investors	239,768	c	6,914,909
			281,381,853
Retailing--4.8%
Aaron's	151,510		4,492,271
Advance Auto Parts	159,691		11,740,482
Aeropostale	170,884	b	2,312,061
American Eagle Outfitters	389,932		7,880,526
ANN	105,211	b	3,244,707
Ascena Retail Group	272,576	b	4,620,163
Barnes & Noble	90,213	a,b	1,203,441
Cabela's	99,495	b	5,135,932
Chico's FAS	356,786		6,397,173
Dick's Sporting Goods	211,548		10,067,569
Foot Locker	326,298		11,208,336
Guess?	131,767		3,569,568
HSN	80,115		4,774,854
LKQ	644,916	b	14,439,669
Office Depot	621,844	b	2,692,585
Rent-A-Center	126,560		4,515,661
Saks	219,869	a,b	2,376,784
Signet Jewelers	176,285		11,031,915
Tractor Supply	153,445		15,907,643
Williams-Sonoma	188,741		8,304,604

			135,915,944
Semiconductors & Semiconductor Equipment--1.9%
Atmel	954,852	b	6,397,508
Cree	253,006	a,b	10,917,209
Cypress Semiconductor	293,598	b	3,015,251
Fairchild Semiconductor
International	274,113	b	4,048,649
Integrated Device Technology	306,823	b	2,218,330
International Rectifier	152,525	b	2,972,712
Intersil, Cl. A	275,568		2,383,663
MEMC Electronic Materials	481,057	b	2,001,197
RF Micro Devices	594,736	b	2,973,680
Semtech	144,093	b	4,345,845
Silicon Laboratories	82,588	b	3,604,140
Skyworks Solutions	415,838	b	9,955,162
			54,833,346
Software & Services--9.2%
ACI Worldwide	84,560	b	4,019,982
Acxiom	166,120	b	2,945,308
Advent Software	71,638	b	1,765,877
Alliance Data Systems	107,994	a,b	17,019,854
ANSYS	199,583	b	14,689,309
AOL	181,771	b	5,571,281
Broadridge Financial Solutions	265,984		6,269,243
Cadence Design Systems	599,497	b	8,350,993
Compuware	465,312	b	5,406,925
Concur Technologies	96,906	a,b	6,483,011
Convergys	241,562		4,111,385
CoreLogic	211,662	b	5,554,011
DST Systems	65,906		4,411,748
Equinix	105,457	b	22,718,602
FactSet Research Systems	89,176	a	8,250,564
Fair Isaac	75,670		3,410,447
Gartner	202,727	b	10,442,468
Global Payments	172,054		8,475,380
Informatica	236,790	b	8,763,598
Jack Henry & Associates	185,249		7,684,129
Lender Processing Services	183,988		4,423,072
ManTech International, Cl. A	50,959	a	1,257,159
Mentor Graphics	201,259	b	3,447,567
MICROS Systems	172,885	b	7,957,897
Monster Worldwide	269,005	a,b	1,560,229
NeuStar, Cl. A	144,649	b	6,529,456

PTC	254,750	b	5,905,105
Rackspace Hosting	236,040	b	17,785,614
Rovi	225,769	b	3,903,546
SolarWinds	130,779	b	7,116,993
Solera Holdings	151,142		8,284,093
Synopsys	324,780	b	10,860,643
TIBCO Software	335,521	b	7,864,612
ValueClick	151,710	b	3,105,504
VeriFone Systems	235,086	b	8,162,186
WEX	83,528	b	6,566,136
			261,073,927
Technology Hardware & Equipment--3.9%
ADTRAN	136,416	a	2,755,603
Arrow Electronics	230,679	b	8,862,687
Avnet	298,841	b	10,567,018
Ciena	219,972	b	3,444,762
Diebold	135,060		3,976,166
Ingram Micro, Cl. A	329,060	b	5,982,311
InterDigital	91,364	a	3,964,284
Itron	87,067	b	4,039,038
Lexmark International, Cl. A	140,244	a	3,374,271
National Instruments	205,606		5,839,210
NCR	346,924	b	9,634,079
Plantronics	92,785		3,815,319
Polycom	383,566	b	4,230,733
QLogic	202,562	b	2,339,591
Riverbed Technology	348,900	b	6,768,660
Tech Data	81,145	b	4,131,092
Tellabs	776,717		1,770,915
Trimble Navigation	273,605	b	17,100,313
Vishay Intertechnology	283,290	b	3,113,357
Zebra Technologies, Cl. A	111,815	b	4,839,353
			110,548,762
Telecommunication Services--.5%
Telephone & Data Systems	217,132		5,491,268
tw telecom	329,177	b	9,095,161
			14,586,429
Transportation--2.8%
Alaska Air Group	151,240	b	6,976,701
Con-way	119,145		3,738,770
Genesee & Wyoming, Cl. A	93,179	b	7,881,080
J.B. Hunt Transport Services	197,099		13,258,850
JetBlue Airways	484,956	a,b	2,817,594

Kansas City Southern	239,288		22,280,106
Kirby	120,422	b	8,507,814
Landstar System	101,061		5,764,519
Matson	90,641		2,484,470
UTi Worldwide	223,853		3,304,070
Werner Enterprises	97,623		2,305,855
			79,319,829
Utilities--4.8%
Alliant Energy	239,844		10,994,449
Aqua America	304,681		8,296,464
Atmos Energy	196,679		7,347,927
Black Hills	96,842		3,907,575
Cleco	130,397		5,574,472
Great Plains Energy	333,898		7,145,417
Hawaiian Electric Industries	212,025		5,718,314
IDACORP	109,624		5,087,650
MDU Resources Group	411,479		9,595,690
National Fuel Gas	181,502		9,873,709
NV Energy	510,431		9,662,459
OGE Energy	214,779		12,609,675
PNM Resources	174,429		3,725,803
Questar	380,210		8,832,278
UGI	242,426		8,543,092
Vectren	179,275		5,657,919
Westar Energy	275,353		8,279,865
WGL Holdings	111,526		4,676,285
			135,529,043
Total Common Stocks
(cost $2,035,238,007)			2,772,000,374
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 3/14/13
(cost $2,589,819)	2,590,000	[d]	2,589,904

Other Investment--2.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $71,629,657)	71,629,657	[e]	71,629,657
Investment of Cash Collateral for
Securities Loaned--6.3%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $178,938,065)	178,938,065 [e]	178,938,065
Total Investments (cost $2,288,395,548)	106.6%	3,025,158,000
Liabilities, Less Cash and Receivables	(6.6%)	(187,433,743)
Net Assets	100.0%	2,837,724,257

a Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was $181,623,412 and the value of the collateral held by the fund was $185,649,470, consisting of cash collateral of $178,938,065 and U.S.
Government & Agency securities valued at $6,711,405.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $736,762,452 of which $867,689,007 related to appreciated investment securities and $130,926,555 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.5
Real Estate	9.9
Software & Services	9.2
Short-Term/Money Market Investments	8.9
Materials	6.8
Energy	6.0
Health Care Equipment & Services	5.8
Retailing	4.8
Utilities	4.8
Consumer Durables & Apparel	4.5
Insurance	4.5
Banks	4.4
Technology Hardware & Equipment	3.9
Pharmaceuticals, Biotech & Life Sciences	3.5
Diversified Financials	3.1
Commercial & Professional Services	2.8
Transportation	2.8
Consumer Services	2.1
Food, Beverage & Tobacco	1.9
Semiconductors & Semiconductor Equipment	1.9
Media	1.2
Household & Personal Products	1.0

Telecommunication Services	.5
Automobiles & Components	.4
Food & Staples Retailing	.4
106.6

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2013	($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	622	67,872,640	March 2013	1,874,587

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,757,664,389	-	-	2,757,664,389
Equity Securities - Foreign Common Stocks+	14,335,985	-	-	14,335,985
Mutual Funds	250,567,722	-	-	250,567,722
U.S. Treasury	-	2,589,904	-	2,589,904
Other Financial Instruments:
Financial Futures++	1,874,587	-	-	1,874,587

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus MidCap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)